Consolidated Balance Sheets - USD ($) $ in Thousands, shares in Millions	Dec. 31, 2023	Dec. 31, 2022
Current
Cash and cash equivalents (note 15a)	$ 168,409	$ 215,738
Restricted cash – current (note 15a)	2,910	42,376
Accounts Receivable, after Allowance for Credit Loss, Current	31,269	50,670
Prepaid expenses	15,318	20,208
Assets Held-for-sale, Not Part of Disposal Group	22,323	63,120
Current portion of derivative assets (note 13)	22,397	19,451
Direct Financing Lease, Net Investment in Lease, after Allowance for Credit Loss, Current	20,572	16,335
Other current assets	1,294	4,148
Total current assets	307,210	440,006
Restricted cash – long-term (note 15a)	13,075	7,832
Vessels and equipment
Vessels and equipment, including vessels related to finance leases, operating lease right-of-use assets and advances on newbuilding contracts	932,414	1,016,050
Property, Plant and Equipment, Other, Accumulated Depreciation	715,758	690,309
Finance Lease, Right-of-Use Asset	2,050,933	2,282,641
Sale Leaseback Transaction, Accumulated Depreciation	293,820	257,569
Advances on newbuilding contracts (note 14a)	228,562	129,271
Operating lease right-of-use assets	7,772	15,034
Direct Financing Lease, Net Investment in Lease, after Allowance for Credit Loss, Noncurrent	669,139	470,352
Other assets	34,875	47,068
Derivative assets (note 13)	35,127	33,789
Intangible Assets, Net (Excluding Goodwill)	30,447	42,080
Goodwill (note 8)	40,308	40,308
Total assets	5,661,601	5,768,695
Current
Accounts payable	6,692	52,009
Accrued liabilities and other (notes 9 and 13)	89,852	89,013
Unearned revenue (note 6)	38,343	32,662
Current portion of long-term debt (note 10)	107,820	477,168
Current obligations related to finance leases (note 5a)	180,206	122,488
Current portion of operating lease liabilities (note 5b)	9,905	9,634
Current portion of derivative liabilities (note 13)	0	14,590
Total current liabilities	440,116	803,450
Non-trade accounts receivable	7,993	14,284
Long-term debt (note 10)	960,202	927,277
Long-term obligations related to finance leases (note 5a)	1,481,786	1,574,592
Long-term operating lease liabilities (note 5b)	0	9,905
Other long-term liabilities (notes 3b, 6, 7a and 14e)	78,582	83,058
Derivative liabilities (note 13)	23,836	8,655
Total liabilities	2,984,522	3,406,937
Equity
Common Unit, Issuance Value	2,275,102	1,959,228
Preferred Units, Preferred Partners' Capital Accounts	278,419	282,484
Accumulated other comprehensive income	31,347	40,517
Equity	2,584,868	2,282,229
Members' Equity Attributable to Noncontrolling Interest	92,211	79,529
Limited Liability Company (LLC) Members' Equity, Including Portion Attributable to Noncontrolling Interest	2,677,079	2,361,758
Total liabilities and total equity	$ 5,661,601	$ 5,768,695
Investments in and Advances to Affiliates, Activity [Line Items]
Common Unit, Issued	99.9	88.6
Limited Partners - preferred units issued	11.5	11.7
Preferred Units, Authorized	11.9	11.9
Property, Plant and Equipment [Roll Forward]	$ 3,219,681	$ 3,442,996
Due to affiliates, current	7,298	5,886
Advances to affiliates
Investments in and Advances to Affiliates, Activity [Line Items]
Due from Affiliates, Current	22,718	7,960
Due to affiliates, current	7,300	5,900
Due from Affiliates, Current	22,718	7,960
Corporate Joint Venture
Vessels and equipment
Investments in and advances to equity-accounted joint ventures, net (notes 3b and 7)	1,311,739	1,244,264
Investments in and Advances to Affiliates, Activity [Line Items]
Investments in and advances to equity-accounted joint ventures, net (notes 3b and 7)	$ 1,311,739	$ 1,244,264